Unaudited Financial Statements	6 Months Ended
Jun. 30, 2013
Unaudited Financial Statements [Abstract]
Unaudited Financial Statements
(1) Unaudited Financial Statements
The accompanying unaudited condensed consolidated financial statements of GateHouse Media, Inc. and its subsidiaries (together, the “Company”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and the instructions to Form 10-Q and applicable provisions of Regulation S-X, each as promulgated by the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in comprehensive annual financial statements presented in accordance with GAAP have generally been condensed or omitted pursuant to SEC rules and regulations.
Management believes that the accompanying condensed consolidated financial statements contain all adjustments (which include normal recurring adjustments) that, in the opinion of management, are necessary to present fairly the Company's consolidated financial condition, results of operations and cash flows for the periods presented. The results of operations for interim periods are not necessarily indicative of the results that may be expected for the full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 30, 2012, included in the Company's Annual Report on Form 10-K.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The Company's operating segments (Large Community Newspapers, Small Community Newspapers and Directories) are aggregated into one reportable business segment.
Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost	Total
For the six months ended June 30, 2013:
Balance at December 30, 2012	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(396)	—	(396)
Amounts reclassified from accumulated other comprehensive loss	15,076	34	15,110

Net current period other comprehensive income, net of taxes	14,680	34	14,714

Balance at June 30, 2013	$(30,971)	$(6,957)	$(37,928)

The following table presents reclassifications out of accumulated other comprehensive income (loss) for the three and six months ended June 30, 2013.

	Amounts Reclassified from Accumulated Other Comprehensive Loss		Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Realized gain on interest rate swap agreements, designated as cash flow hedges	$7,543	$15,076	Interest expense
Amortization of prior service cost	(114)	(228)	(1)
Amortization of unrecognized loss	131	262	(1)

Amounts reclassified from accumulated other comprehensive loss	7,560	15,110	Loss from continuing operations before income taxes
Income tax expense	—	—	Income tax expense

Amounts reclassified from accumulated other comprehensive loss	$7,560	$15,110	Net loss

(1) This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 10.

Recent Developments
The newspaper industry and the Company have experienced declining same store revenue and profitability over the past several years. These trends have eliminated the availability to the Company of additional borrowings under its 2007 Credit Facility, see Note 6. As a result, the Company previously implemented and continues to implement plans to reduce costs and preserve cash flow. This includes the suspension of the payment of cash dividends, cost reduction and restructuring programs, and the sale of non-core assets. Additionally, the Company is exploring alternatives to improve its capital structure. The Company believes these initiatives will provide it with the financial resources necessary to invest in the business and provide sufficient cash flow to enable the Company to meet its commitments for the next year.
Recently Issued Accounting Pronouncements
In February 2013, the FASB issued ASC Update No. 2013-02 “Comprehensive Income Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Topic 220)”, which amends ASC Topic 220. The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition an entity is required to present either on the face of the Statement of Income or in the Notes to the Consolidated Financial Statements significant amounts reclassified out of AOCI and should be provided by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures require under GAAP that provide additional detail about these amounts. The changes to the ASC as a result of this updated guidance became effective for annual and interim reporting periods beginning after December 15, 2012. The adoption of ASU No. 2013-02 did not have a material effect on the Company's Consolidated Financial Statements.